SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Loss	$ (460,252)	$ (352,942)	$ (750,255)	$ (724,563)	$ (110,531)
Net cash used in operating activities	(468,361)	(303,700)	(386,932)	(351,419)	(126,505)
Accumulated deficit	(2,048,092)		(1,588,773)	(846,757)
Net current liabilities	(561,241)		(873,569)
Inventory write-downs	$ 4,711	$ 848	1,668	0	0
Impairment losses			0	0	0
Advertising expenditures			150,920	90,431	21,207
Government grants			4,077	870	233
Employee social benefits			46,969	36,534	$ 15,324
Restricted net assets			$ 160,651	$ 85,164